Investment Securities Available for Sale, Gross Unrealized Loss and Fair Value (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities by Contractual Maturity
Due in one year or less, amortized cost	$ 0
Due after one years through five years, amortized cost	1,747,000
Due after five years through ten years, amortized cost	500,000
Total, amortized cost	2,247,000
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in one year or less, fair value	0
Due after one year through five years, fair value	1,826,000
Due after five years through ten years, fair value	501,000
Total, fair value	2,327,000
Schedule of Available-for-sale Securities [Line Items]
Number of securities	2	9
Less than Twelve Months, Fair Value [Abstract]
Less than Twelve Months, Fair Value	0	3,237,000
Twelve Months or Greater, Fair Value	773,000	512,000
Total Fair Value	773,000	3,749,000
Gross Unrealized Losses [Abstract]
Less than Twelve Months, Gross Unrealized Losses	0	(87,000)
Twelve Months or Greater, Gross Unrealized Losses	(5,000)	(6,000)
Total Gross Unrealized Losses	(5,000)	(93,000)
Impairment charges	0	0
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities		1
Less than Twelve Months, Fair Value [Abstract]
Less than Twelve Months, Fair Value		499,000
Twelve Months or Greater, Fair Value		0
Total Fair Value		499,000
Gross Unrealized Losses [Abstract]
Less than Twelve Months, Gross Unrealized Losses		(1,000)
Twelve Months or Greater, Gross Unrealized Losses		0
Total Gross Unrealized Losses		(1,000)
Corporate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities	1	6
Less than Twelve Months, Fair Value [Abstract]
Less than Twelve Months, Fair Value	0	1,668,000
Twelve Months or Greater, Fair Value	248,000	0
Total Fair Value	248,000	1,668,000
Gross Unrealized Losses [Abstract]
Less than Twelve Months, Gross Unrealized Losses	0	(74,000)
Twelve Months or Greater, Gross Unrealized Losses	(2,000)	0
Total Gross Unrealized Losses	(2,000)	(74,000)
Short-term Bond Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities		1
Less than Twelve Months, Fair Value [Abstract]
Less than Twelve Months, Fair Value		1,070,000
Twelve Months or Greater, Fair Value		0
Total Fair Value		1,070,000
Gross Unrealized Losses [Abstract]
Less than Twelve Months, Gross Unrealized Losses		(12,000)
Twelve Months or Greater, Gross Unrealized Losses		0
Total Gross Unrealized Losses		(12,000)
Limited-term Bond Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities	1	1
Less than Twelve Months, Fair Value [Abstract]
Less than Twelve Months, Fair Value	0	0
Twelve Months or Greater, Fair Value	525,000	512,000
Total Fair Value	525,000	512,000
Gross Unrealized Losses [Abstract]
Less than Twelve Months, Gross Unrealized Losses	0	0
Twelve Months or Greater, Gross Unrealized Losses	(3,000)	(6,000)
Total Gross Unrealized Losses	$ (3,000)	$ (6,000)
Bond Funds [Member]
Gross Unrealized Losses [Abstract]
Aggregate depreciation from amortized cost basis (in hundredths)	0.57%
Debt Securities [Member]
Gross Unrealized Losses [Abstract]
Aggregate depreciation from amortized cost basis (in hundredths)	0.93%